LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Narrative) (Details) - USD ($)		1 Months Ended
	Jan. 09, 2015	Aug. 19, 2004	Jul. 31, 2015
Debt maturing in 2016			$ 150,763
Debt maturing in 2017			1,156,845
Debt maturing in 2018			162,569
Debt maturing in 2019			168,501
Debt maturing in 2020			5,298,610
Collateralized Debt			$ 21,965,454
Fishkill, New York Property [Member]
Closed bank liabilities		$ 12,000,000
Interest rate, percent			6.98%
Bond St. Building, Brooklyn, N Y [Member]
Interest rate, percent			6.98%
Bond St. building, Brooklyn, NY [Member]
Refinanced amount	$ 6,000,000
Additional loans	652,274
Amount outstanding	$ 5,347,726
Term of loan	5 years
Amortization period of loan	25 years
Interest rate, percent	3.54%		3.54%
Permanent Subordinate Mortgage [Member] | Fishkill, New York Property [Member]
Secured debt		1,870,000
Multiple Successively Subordinate Loans [Member] | Fishkill, New York Property [Member]
Secured debt		$ 8,295,274